UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2009

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Annual Report

September 30, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1109
1.822351.104

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2009	Past 1 year	Life of fund A
Fidelity® Tactical Income Central Fund	11.07%	3.92%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Investors saw two very different sets of conditions in the bond market during the year ending September 30, 2009. During roughly the first five months of the period, the investment climate was punctuated by extreme risk aversion and market volatility across all asset classes. Several months into 2009, however, investors started to become more confident about the economy. Gradually, the risk-oriented areas of the bond market returned to favor, and the latter part of the period became virtually the mirror image of the former, with higher-risk, higher-yielding securities dramatically outperforming their less-volatile counterparts. Corporate and asset-backed bonds, for example, gained 19.49% and 14.68% for the 12-month period, as measured by the Barclays Capital U.S. Credit Bond Index and the Barclays Capital U.S. Fixed-Rate ABS Index, respectively. Overall, U.S. investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose 10.56%. Elsewhere, mortgage-backed securities - reflected by the Barclays Capital U.S. MBS Index - rose a respectable 9.85%, while the Barclays Capital U.S. Agency Bond Index increased 8.06% and the Barclays Capital U.S. Treasury Bond Index was up 6.26%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund: Thanks to very strong performance year to date, the fund gained 11.07% during the 12 months ending September 30, 2009, beating the benchmark Barclays Capital U.S. Aggregate Bond Index. The fund benefited greatly from a large overweighting in corporate bonds, as the asset class nearly doubled the index return. Successful security selection among corporates - especially within industrials - helped as well. Another noteworthy positive was being significantly underexposed to U.S. government bonds, particularly Treasuries, although security selection in U.S. government agency debt was a negative. An overweighting in asset-backed bonds helped as well, as did strong returns from our holdings in ABS backed by auto loans and credit card receivables. That said, we shed some performance by being overexposed to poor-performing home-equity debt. Further aiding results was a healthy out-of-benchmark stake in collateralized mortgage obligations as well as positive security selection within the group. One significant negative was the fund's overweighting in commercial mortgage-backed securities, a sector that lagged the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 to September 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2009	Ending Account Value September 30, 2009	Expenses Paid During Period* April 1, 2009 to September 30, 2009
Actual	.0201%	$ 1,000.00	$ 1,135.30	$ .11
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.97	$ .10

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2009	As of March 31, 2009
U.S. Government and U.S. Government Agency Obligations 59.9%	U.S. Government and U.S. Government Agency Obligations 53.4%
AAA 7.0%	AAA 10.5%
AA 3.3%	AA 4.2%
A 11.6%	A 10.7%
BBB 19.6%	BBB 19.6%
BB and Below 3.2%	BB and Below 3.7%
Not Rated 0.2%	Not Rated 0.2%
Short-Term Investments and Net Other Assets† (4.8)%	Short-Term Investments and Net Other Assets† (2.3)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of September 30, 2009
6 months ago
Years	4.2	3.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2009*		As of March 31, 2009**
	Corporate Bonds 32.3%		Corporate Bonds 33.3%
	U.S. Government and U.S. Government Agency Obligations 59.9%		U.S. Government and U.S. Government Agency Obligations 53.4%
	Asset-Backed Securities 3.1%		Asset-Backed Securities 4.2%
	CMOs and Other Mortgage Related Securities 8.8%		CMOs and Other Mortgage Related Securities 11.3%
	Municipal Bonds 0.4%		Municipal Bonds 0.0%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets† (4.8)%		Short-Term Investments and Net Other Assets† (2.3)%
* Foreign investments	7.4%	** Foreign investments	7.7%
* Futures and Swaps	7.6%	** Futures and Swaps	(0.6)%
† Short-Term Investments and Net Other Assets are not included in the pie chart

Annual Report

Investments September 30, 2009

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.1%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 8,029,972
5.875% 3/15/11	12,095,000	12,551,199
		20,581,171
Diversified Consumer Services - 0.0%
Cornell University 5.45% 2/1/19	1,501,000	1,658,965
Household Durables - 0.1%
Fortune Brands, Inc.:
5.875% 1/15/36	1,230,000	1,051,554
6.375% 6/15/14	4,750,000	4,935,312
		5,986,866
Media - 2.5%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,927,043
Comcast Corp.:
4.95% 6/15/16	8,729,000	8,928,493
6.55% 7/1/39	9,750,000	10,419,104
COX Communications, Inc.:
6.25% 6/1/18 (b)	2,587,000	2,744,566
6.45% 12/1/36 (b)	6,587,000	6,757,452
6.95% 6/1/38 (b)	1,791,000	1,931,803
7.125% 10/1/12	8,325,000	9,286,721
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,823,550
8.25% 2/1/30	8,580,000	7,078,500
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,059,227
News America, Inc.:
6.15% 3/1/37	2,880,000	2,817,927
6.2% 12/15/34	2,090,000	2,056,303
6.9% 3/1/19	5,422,000	6,050,296
Time Warner Cable, Inc. 5.85% 5/1/17	20,421,000	21,530,820
Viacom, Inc.:
4.375% 9/15/14	4,884,000	4,987,311
6.125% 10/5/17	4,415,000	4,727,498
6.75% 10/5/37	2,840,000	3,015,308
		108,141,922
TOTAL CONSUMER DISCRETIONARY		136,368,924
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (b)	$ 3,554,000	$ 3,792,082
6.875% 11/15/19 (b)	11,566,000	13,063,947
Diageo Capital PLC 5.2% 1/30/13	1,445,000	1,548,575
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,873,827
		22,278,431
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28	2,330,008	2,246,011
6.125% 9/15/39	4,000,000	4,068,892
6.302% 6/1/37 (h)	6,880,000	5,882,400
		12,197,303
Food Products - 0.2%
Kraft Foods, Inc.:
6% 2/11/13	6,263,000	6,717,832
6.25% 6/1/12	2,845,000	3,093,767
		9,811,599
Tobacco - 0.6%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,430,372
9.7% 11/10/18	4,681,000	5,814,069
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	7,136,573
7.25% 6/15/37	10,175,000	10,077,493
		28,458,507
TOTAL CONSUMER STAPLES		72,745,840
ENERGY - 3.8%
Energy Equipment & Services - 0.5%
BJ Services Co. 6% 6/1/18	6,710,000	7,027,396
DCP Midstream LLC:
6.75% 9/15/37 (b)	3,320,000	3,160,537
9.75% 3/15/19 (b)	2,293,000	2,739,268
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,088,180
Transocean Ltd. 6% 3/15/18	1,685,000	1,799,974
Weatherford International Ltd. 6% 3/15/18	3,500,000	3,626,375
		23,441,730
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Finance Co. 6.75% 5/1/11	$ 3,435,000	$ 3,650,419
Anadarko Petroleum Corp. 5.95% 9/15/16	12,818,000	13,581,427
Cenovus Energy, Inc.:
5.7% 10/15/19 (b)	3,345,000	3,429,930
6.75% 11/15/39 (b)	3,345,000	3,604,348
ConocoPhillips 5.75% 2/1/19	9,737,000	10,608,257
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,824,018
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,726,241
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,158,515
Nakilat, Inc. 6.067% 12/31/33 (b)	5,890,000	5,371,032
Nexen, Inc.:
5.05% 11/20/13	1,847,000	1,897,355
5.875% 3/10/35	4,940,000	4,524,368
6.4% 5/15/37	3,510,000	3,417,118
Pemex Project Funding Master Trust 0.9344% 12/3/12 (b)(h)	4,130,000	3,944,150
Petro-Canada:
6.05% 5/15/18	1,960,000	2,052,312
6.8% 5/15/38	4,895,000	5,224,649
Petroleos Mexicanos 8% 5/3/19	293,000	334,606
Plains All American Pipeline LP 5.75% 1/15/20	5,000,000	5,038,690
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	2,328,000	2,411,175
5.5% 9/30/14 (b)	3,253,000	3,453,460
6.75% 9/30/19 (b)	2,130,000	2,388,333
Spectra Energy Capital, LLC 5.65% 3/1/20	3,151,000	3,230,506
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,348,776
6.5% 6/15/38	1,165,000	1,225,588
6.85% 6/1/39	5,340,000	5,808,457
Talisman Energy, Inc. yankee 6.25% 2/1/38	5,365,000	5,473,024
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	5,863,336
7.55% 4/15/38	4,660,000	5,496,768
Texas Eastern Transmission LP 6% 9/15/17 (b)	10,030,000	10,853,483
Valero Energy Corp. 6.625% 6/15/37	748,000	668,017
XTO Energy, Inc. 5.9% 8/1/12	2,970,000	3,207,547
		142,815,905
TOTAL ENERGY		166,257,635
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 14.1%
Capital Markets - 3.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	$ 10,655,000	$ 11,860,986
Goldman Sachs Group, Inc.:
5.45% 11/1/12	2,240,000	2,398,986
5.95% 1/18/18	4,700,000	4,876,118
6% 5/1/14	3,660,000	3,980,382
6.15% 4/1/18	4,350,000	4,575,822
6.75% 10/1/37	7,750,000	7,998,240
7.5% 2/15/19	5,630,000	6,438,564
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	1,637,000	1,623,490
6.5% 6/15/12	5,900,000	5,862,199
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,504,952
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	42,601,854
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,328,266
7.125% 5/15/15	8,210,000	8,291,919
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,302,096
Morgan Stanley:
0.8375% 1/9/14 (h)	18,765,000	17,459,256
6% 5/13/14	5,080,000	5,408,198
6.625% 4/1/18	7,000,000	7,401,961
7.3% 5/13/19	3,747,000	4,122,727
Northern Trust Corp. 4.625% 5/1/14	828,000	881,033
State Street Corp. 4.3% 5/30/14	710,000	745,995
		149,663,044
Commercial Banks - 2.2%
Bank of America NA:
5.3% 3/15/17	3,100,000	2,973,864
6% 10/15/36	3,915,000	3,858,279
Barclays Bank PLC 6.75% 5/22/19	4,585,000	5,128,024
BB&T Capital Trust IV 6.82% 6/12/77 (h)	1,009,000	817,290
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	4,567,600
Credit Suisse First Boston 6% 2/15/18	8,680,000	9,087,578
Credit Suisse First Boston New York Branch 5% 5/15/13	4,559,000	4,824,872
Credit Suisse New York Branch 5.5% 5/1/14	4,438,000	4,768,982
DBS Bank Ltd. (Singapore) 0.66% 5/16/17 (b)(h)	655,596	608,065
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,648,341
5.25% 2/10/14 (b)	2,560,000	2,658,435
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 1,835,000	$ 1,411,311
8.25% 3/1/38	1,166,000	1,086,731
HBOS PLC 6.75% 5/21/18 (b)	3,118,000	2,780,099
HSBC Holdings PLC:
0.7775% 10/6/16 (h)	737,000	700,520
6.5% 5/2/36	5,385,000	5,833,921
6.5% 9/15/37	1,710,000	1,849,572
KeyBank NA 5.8% 7/1/14	1,000,000	969,451
Manufacturers & Traders Trust Co. 2.0969% 4/1/13 (b)(h)	496,000	435,559
PNC Funding Corp.:
0.6275% 1/31/12 (h)	1,881,000	1,814,065
6.7% 6/10/19	2,480,000	2,744,606
Regions Bank 6.45% 6/26/37	1,300,000	938,846
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (b)(h)	2,114,757	1,947,353
5.805% 6/20/16 (b)(h)	5,630,000	5,010,700
Sovereign Bank 2.1931% 8/1/13 (h)	1,063,000	1,013,707
Standard Chartered Bank 6.4% 9/26/17 (b)	10,176,000	10,588,230
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,333,179
		95,399,180
Consumer Finance - 0.3%
Capital One Bank USA NA 8.8% 7/15/19	5,080,000	5,872,272
Capital One Financial Corp. 5.7% 9/15/11	2,340,000	2,444,617
Discover Financial Services 10.25% 7/15/19	3,123,000	3,574,486
SLM Corp.:
0.499% 3/15/11 (h)	555,000	499,805
0.7338% 10/25/11 (h)	1,810,000	1,517,479
0.8038% 1/27/14 (h)	1,095,000	690,912
5% 10/1/13	383,000	304,891
		14,904,462
Diversified Financial Services - 1.3%
Bank of America Corp. 5.75% 12/1/17	6,530,000	6,518,096
Citigroup, Inc.:
5.3% 10/17/12	3,500,000	3,611,125
5.5% 4/11/13	15,124,000	15,476,782
6.125% 5/15/18	8,400,000	8,271,001
8.5% 5/22/19	4,000,000	4,515,340
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc. 5.75% 2/15/14	$ 2,004,000	$ 2,193,276
JPMorgan Chase & Co. 4.891% 9/1/15 (h)	6,010,000	5,619,350
Prime Property Funding, Inc. 5.5% 1/15/14 (b)	4,295,000	3,306,459
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(h)	3,000,000	2,700,000
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	2,500,000	2,250,000
ZFS Finance USA Trust IV 5.875% 5/9/62 (b)(h)	284,000	230,364
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(h)	1,534,000	1,242,540
		55,934,333
Insurance - 2.3%
Allstate Corp.:
6.2% 5/16/14	4,675,000	5,157,259
7.45% 5/16/19	3,571,000	4,256,257
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,684,340
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(h)	11,559,000	9,478,380
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (b)	7,190,000	6,794,061
10.75% 6/15/88 (b)(h)	4,025,000	3,823,750
Lincoln National Corp. 7% 5/17/66 (h)	1,430,000	1,022,450
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (b)	4,462,000	5,468,324
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (b)(h)	7,800,000	7,587,060
MetLife, Inc. 6.75% 6/1/16	3,550,000	3,961,828
Metropolitan Life Global Funding I:
5.125% 11/9/11 (b)	3,535,000	3,710,506
5.125% 6/10/14 (b)	3,155,000	3,295,997
Monumental Global Funding II 5.65% 7/14/11 (b)	3,425,000	3,502,230
New York Life Global Funding 4.65% 5/9/13 (b)	4,556,000	4,796,293
Pacific Life Global Funding 5.15% 4/15/13 (b)	4,915,000	5,139,871
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	7,935,000	9,098,660
Prudential Financial, Inc.:
4.75% 9/17/15	5,000,000	4,964,920
7.375% 6/15/19	1,370,000	1,528,934
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	9,370,000	7,760,056
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	3,005,540
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,505,307
		102,542,023
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 3.2%
AMB Property LP:
5.9% 8/15/13	$ 4,780,000	$ 4,485,581
6.3% 6/1/13	4,580,000	4,454,325
AvalonBay Communities, Inc.:
5.5% 1/15/12	1,045,000	1,089,734
6.625% 9/15/11	2,025,000	2,156,327
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,289,076
5.7% 5/1/17	506,000	455,548
5.75% 4/1/12	2,319,000	2,335,398
Camden Property Trust 4.375% 1/15/10	5,005,000	5,036,912
Colonial Properties Trust:
4.8% 4/1/11	401,000	389,271
5.5% 10/1/15	16,890,000	15,058,567
Developers Diversified Realty Corp.:
4.625% 8/1/10	370,000	363,742
5% 5/3/10	3,280,000	3,255,285
5.25% 4/15/11	3,260,000	3,188,104
5.375% 10/15/12	1,825,000	1,710,793
9.625% 3/15/16	3,458,000	3,468,865
Duke Realty LP:
5.4% 8/15/14	5,025,000	4,760,092
5.5% 3/1/16	3,680,000	3,351,921
5.625% 8/15/11	2,450,000	2,478,501
5.875% 8/15/12	565,000	569,161
5.95% 2/15/17	1,305,000	1,202,911
6.25% 5/15/13	3,384,000	3,434,161
6.5% 1/15/18	4,735,000	4,449,489
Equity One, Inc.:
6% 9/15/17	3,010,000	2,694,892
6.25% 1/15/17	2,250,000	2,054,662
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,533,729
6% 7/15/12	1,635,000	1,691,156
6.2% 1/15/17	1,240,000	1,204,154
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,026,937
6.65% 1/15/18	2,745,000	2,512,575
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,837,804
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Liberty Property LP: - continued
6.625% 10/1/17	$ 3,020,000	$ 2,803,418
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,624,267
7.75% 2/15/11	525,000	550,489
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,438,713
6% 3/31/16	1,240,000	1,085,506
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,893,739
4.875% 8/15/10	9,675,000	9,905,797
5.1% 6/15/15	2,362,000	2,354,028
5.375% 6/1/11	1,630,000	1,679,713
5.75% 5/1/12	1,820,000	1,901,778
7.75% 1/20/11	1,100,000	1,155,079
Tanger Properties LP 6.15% 11/15/15	6,300,000	5,970,308
UDR, Inc. 5.5% 4/1/14	4,750,000	4,732,706
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,519,707
Washington (REIT) 5.95% 6/15/11	5,375,000	5,487,176
		141,642,097
Real Estate Management & Development - 0.5%
ERP Operating LP:
5.375% 8/1/16	1,346,000	1,326,293
5.5% 10/1/12	5,613,000	5,873,320
5.75% 6/15/17	6,878,000	6,812,865
6.625% 3/15/12	1,125,000	1,203,469
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,316,892
		19,532,839
Thrifts & Mortgage Finance - 0.9%
Bank of America Corp.:
6.5% 8/1/16	5,000,000	5,255,755
7.375% 5/15/14	17,013,000	18,929,753
7.625% 6/1/19	2,910,000	3,278,962
Independence Community Bank Corp.:
2.3519% 6/20/13 (h)	1,349,000	1,226,740
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.: - continued
2.4169% 4/1/14 (h)	$ 2,870,000	$ 2,613,675
4.9% 9/23/10	8,645,000	8,903,996
		40,208,881
TOTAL FINANCIALS		619,826,859
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	3,302,000	3,505,202
6.25% 6/15/14	1,955,000	2,148,437
7.25% 6/15/19	1,266,000	1,486,854
		7,140,493
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
Bombardier, Inc. 7.45% 5/1/34 (b)	4,500,000	3,926,250
Airlines - 0.7%
American Airlines, Inc. pass-thru trust certificates:
6.978% 10/1/12	501,464	496,450
7.024% 4/15/11	2,545,000	2,538,638
7.858% 4/1/13	5,083,000	5,076,646
Continental Airlines, Inc.:
6.545% 8/2/20	1,046,984	989,400
6.648% 3/15/19	2,273,311	2,136,912
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,965,523	5,518,109
7.57% 11/18/10	6,500,000	6,435,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,138,383	1,582,403
8.36% 7/20/20	9,057,130	7,698,561
		32,472,119
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (h)	1,736,000	1,708,424
Road & Rail - 0.0%
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	439,088
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (h)	$ 2,756,000	$ 2,563,080
TOTAL INDUSTRIALS		41,108,961
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,905,979
6.55% 10/1/17	3,985,000	4,171,574
7.125% 10/1/37	2,289,000	2,352,721
		11,430,274
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,948,354
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,489,297
6.375% 8/3/15	3,870,000	3,859,350
National Semiconductor Corp. 0.549% 6/15/10 (h)	2,015,000	1,938,470
		10,287,117
TOTAL INFORMATION TECHNOLOGY		24,665,745
MATERIALS - 1.6%
Chemicals - 0.6%
Dow Chemical Co.:
7.6% 5/15/14	12,815,000	14,176,581
8.55% 5/15/19	5,205,000	5,851,180
9.4% 5/15/39	4,851,000	5,974,414
		26,002,175
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/19 (b)	3,599,000	4,372,785
BHP Billiton Financial USA Ltd.:
5.5% 4/1/14	2,795,000	3,088,869
6.5% 4/1/19	2,795,000	3,242,765
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	4,620,000	5,092,834
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	5,550,000	5,979,714
6.5% 7/15/18	9,625,000	10,350,148
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd.: - continued
7.125% 7/15/28	$ 8,500,000	$ 9,415,357
Vale Overseas Ltd. 5.625% 9/15/19	2,600,000	2,649,140
		44,191,612
TOTAL MATERIALS		70,193,787
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 6.8% 5/15/36	6,735,000	7,495,402
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	8,268,048
Deutsche Telekom International Financial BV:
5.25% 7/22/13	3,305,000	3,524,558
5.875% 8/20/13	4,795,000	5,218,619
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,923,665
7.625% 1/30/11	3,420,000	3,501,225
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,452,916
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,585,788
5.877% 7/15/19	3,155,000	3,427,958
6.221% 7/3/17	1,511,000	1,668,005
Verizon Communications, Inc.:
5.25% 4/15/13	3,605,000	3,903,480
6.35% 4/1/19	6,400,000	7,067,309
		57,036,973
Wireless Telecommunication Services - 1.0%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (b)	3,763,000	3,763,000
5.875% 10/1/19 (b)	3,488,000	3,466,200
Sprint Nextel Corp. 6% 12/1/16	15,074,000	13,453,545
Verizon Wireless Capital LLC 3.75% 5/20/11 (b)	19,702,000	20,327,085
Vodafone Group PLC 5.625% 2/27/17	1,292,000	1,369,249
		42,379,079
TOTAL TELECOMMUNICATION SERVICES		99,416,052
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 4.1%
Electric Utilities - 1.9%
Baltimore Gas & Electric Co. 6.125% 7/1/13	$ 3,815,000	$ 4,146,131
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,293,035
Commonwealth Edison Co. 5.4% 12/15/11	8,870,000	9,502,174
EDP Finance BV 6% 2/2/18 (b)	11,483,000	12,411,263
Exelon Corp. 4.9% 6/15/15	16,502,000	17,106,056
FirstEnergy Corp. 6.45% 11/15/11	132,000	142,766
Nevada Power Co. 6.5% 5/15/18	1,920,000	2,097,068
Ohio Power Co. 0.7575% 4/5/10 (h)	2,153,000	2,149,904
Oncor Electric Delivery Co. 6.375% 5/1/12	9,388,000	10,194,401
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,095,975
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,214,303
PPL Capital Funding, Inc. 6.7% 3/30/67 (h)	14,182,000	11,841,970
		84,195,046
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (b)	2,735,000	2,816,774
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,441,248
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	12,428,821
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,145,340
6.5% 5/1/18	5,340,000	5,754,133
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,321,612
		27,091,154
Multi-Utilities - 1.5%
Dominion Resources, Inc.:
5.2% 8/15/19	4,227,000	4,388,970
6.3% 9/30/66 (h)	11,838,000	9,470,400
7.5% 6/30/66 (h)	7,960,000	7,283,400
National Grid PLC 6.3% 8/1/16	12,875,000	14,096,657
NiSource Finance Corp.:
0.9769% 11/23/09 (h)	5,611,000	5,606,764
5.4% 7/15/14	1,450,000	1,473,516
5.45% 9/15/20	5,172,000	4,752,535
6.15% 3/1/13	3,565,000	3,733,165
6.4% 3/15/18	8,263,000	8,247,598
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
7.875% 11/15/10	$ 1,705,000	$ 1,793,686
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	9,090,000	7,635,600
		68,482,291
TOTAL UTILITIES		182,585,265
TOTAL NONCONVERTIBLE BONDS (Cost $1,384,413,677)		1,420,309,561
U.S. Government and Government Agency Obligations - 29.8%

U.S. Government Agency Obligations - 3.7%
Fannie Mae 2.75% 3/13/14	46,450,000	47,167,234
Freddie Mac:
2.125% 3/23/12	30,410,000	30,973,254
2.5% 4/23/14	19,600,000	19,633,379
4.125% 12/21/12	53,700,000	57,622,517
4.5% 7/15/13	7,000,000	7,603,176
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,999,560
U.S. Treasury Inflation Protected Obligations - 7.7%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	66,229,150	66,225,247
2% 1/15/14	4,079,390	4,233,414
2.125% 1/15/19	30,092,700	31,684,813
2.375% 1/15/17 (e)	137,847,114	147,059,446
2.375% 1/15/27	18,154,640	19,152,249
2.625% 7/15/17	62,346,600	67,876,598
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		336,231,767
U.S. Treasury Obligations - 18.4%
U.S. Treasury Notes:
1% 9/30/11	87,567,000	87,635,390
2.625% 7/31/14	209,985,000	213,495,739
2.75% 10/31/13	320,385,000	330,647,235
2.75% 2/15/19	72,000,000	68,709,384
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 8/15/19	$ 24,800,000	$ 25,454,869
4% 8/15/18	80,355,000	84,831,015
TOTAL U.S. TREASURY OBLIGATIONS		810,773,632
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,286,787,409)		1,310,004,959
U.S. Government Agency - Mortgage Securities - 29.3%

Fannie Mae - 27.0%
2.787% 7/1/34 (h)	158,449	161,982
2.804% 7/1/35 (h)	1,075,998	1,102,592
2.87% 6/1/34 (h)	1,108,851	1,130,708
3.181% 9/1/33 (h)	1,390,575	1,407,449
3.208% 4/1/36 (h)	3,087,501	3,146,250
3.24% 5/1/34 (h)	2,451,333	2,479,749
3.247% 3/1/35 (h)	130,335	132,285
3.321% 9/1/34 (h)	247,636	254,979
3.378% 7/1/35 (h)	812,876	839,164
3.427% 8/1/36 (h)	3,554,342	3,645,717
3.615% 5/1/33 (h)	48,216	49,744
3.615% 7/1/35 (h)	532,876	545,496
4% 10/19/24 (c)	16,000,000	16,280,909
4% 8/1/39	9,999,002	9,918,622
4.051% 11/1/36 (h)	3,017,287	3,124,736
4.1% 5/1/36 (h)	1,068,430	1,112,318
4.139% 3/1/37 (h)	2,683,995	2,777,749
4.224% 4/1/35 (h)	712,271	738,652
4.29% 6/1/36 (h)	398,745	413,738
4.295% 3/1/33 (h)	104,306	108,022
4.33% 10/1/35 (h)	14,244,737	14,703,488
4.358% 5/1/35 (h)	477,768	486,749
4.364% 1/1/35 (h)	3,214,661	3,283,841
4.427% 3/1/35 (h)	415,049	429,374
4.471% 4/1/35 (h)	10,690,585	10,963,185
4.477% 3/1/35 (h)	806,130	824,092
4.5% 4/1/23 to 10/1/39 (c) (d)	116,023,063	117,728,825
4.5% 10/19/24 (c)	17,000,000	17,602,742
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 10/1/35 (h)	$ 1,530,893	$ 1,579,651
4.5% 10/14/39 (c)	13,000,000	13,170,752
4.5% 10/14/39 (c)	6,000,000	6,078,809
4.533% 10/1/33 (h)	165,055	168,030
4.597% 5/1/35 (h)	10,277,286	10,690,854
4.621% 9/1/35 (h)	4,546,336	4,717,806
4.639% 7/1/35 (h)	371,359	384,652
4.651% 4/1/36 (h)	3,830,410	4,007,685
4.656% 2/1/35 (h)	6,815,799	6,983,631
4.699% 7/1/35 (h)	2,462,081	2,588,522
4.726% 9/1/35 (h)	6,858,688	7,139,572
4.767% 5/1/35 (h)	6,785,596	7,059,486
4.775% 4/1/36 (h)	9,575,077	9,968,354
4.801% 9/1/35 (h)	4,827,157	5,056,017
4.803% 9/1/35 (h)	17,182,570	17,740,110
4.821% 2/1/36 (h)	10,769,817	11,173,168
4.822% 7/1/35 (h)	2,973,424	3,052,826
5% 2/1/18 to 9/1/38	120,213,987	124,716,636
5% 10/1/24 (c)(d)	44,000,000	46,130,797
5% 10/1/39 (c)	7,000,000	7,231,480
5% 10/1/39 (c)(d)	12,000,000	12,396,823
5% 10/14/39 (c)(d)	13,000,000	13,429,892
5% 10/14/39 (c)	4,500,000	4,648,809
5% 10/14/39 (c)(d)	19,000,000	19,628,303
5% 11/1/39 (c)	11,500,000	11,837,164
5.082% 12/1/34 (h)	323,137	329,265
5.185% 3/1/35 (h)	161,405	164,726
5.193% 3/1/36 (h)	1,988,625	2,085,033
5.199% 5/1/35 (h)	3,458,001	3,559,200
5.244% 9/1/36 (h)	8,354,999	8,855,852
5.5% 12/1/13 to 3/1/39 (c)	186,214,122	195,987,075
5.5% 10/19/24 (c)	20,000,000	21,144,452
5.5% 10/14/39 (c)(d)	9,000,000	9,415,313
5.5% 10/14/39 (c)(d)	19,000,000	19,876,772
5.5% 10/14/39 (c)(d)	11,000,000	11,507,605
5.563% 7/1/37 (h)	1,004,800	1,051,942
5.606% 3/1/36 (h)	1,823,080	1,903,287
5.686% 3/1/36 (h)	4,750,721	4,992,789
6% 8/1/11 to 11/1/38	156,767,046	166,573,803
6% 10/14/39 (c)	8,000,000	8,439,191
6% 10/14/39 (c)	32,000,000	33,756,765
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6% 10/14/39 (c)	$ 57,000,000	$ 60,129,237
6.007% 4/1/36 (h)	758,092	794,580
6.319% 4/1/36 (h)	829,026	879,192
6.5% 2/1/12 to 9/1/38	16,542,739	17,826,786
6.5% 10/14/39 (c)	10,000,000	10,684,569
6.5% 11/12/39 (c)	29,000,000	30,873,101
7% 4/1/10 to 6/1/32	6,588,461	7,175,606
7.5% 2/1/22 to 11/1/31	3,317,512	3,650,985
8% 6/1/29	1,594	1,772
11.5% 11/1/15	3,974	4,106
TOTAL FANNIE MAE		1,188,635,990
Freddie Mac - 1.3%
3.156% 2/1/34 (h)	252,974	258,043
3.426% 1/1/36 (h)	986,246	1,019,600
3.479% 3/1/35 (h)	245,360	251,595
3.816% 8/1/35 (h)	7,178,452	7,320,987
3.862% 1/1/35 (h)	224,063	229,787
3.917% 6/1/35 (h)	6,502,929	6,666,556
4% 10/19/24 (c)	4,000,000	4,070,540
4.033% 6/1/35 (h)	374,875	389,400
4.444% 1/1/35 (h)	283,053	293,145
4.489% 4/1/35 (h)	817,636	836,329
4.5% 5/1/35 (h)	2,460,163	2,546,502
4.639% 4/1/35 (h)	6,958,971	7,226,781
4.648% 5/1/35 (h)	2,480,626	2,583,530
4.731% 7/1/35 (h)	2,955,988	3,048,759
4.79% 2/1/36 (h)	4,862,613	5,093,315
5% 11/1/33 to 4/1/38	10,919,840	11,315,983
5.143% 4/1/35 (h)	1,884,000	1,940,204
5.684% 10/1/35 (h)	679,931	720,090
6.586% 1/1/37 (h)	184,173	195,085
7.5% 11/1/16 to 6/1/32	1,601,380	1,759,109
8% 7/1/25 to 10/1/27	61,665	68,440
8.5% 2/1/19 to 8/1/22	8,297	9,238
12% 11/1/19	7,767	8,730
TOTAL FREDDIE MAC		57,851,748
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - 1.0%
5.5% 11/20/33 to 12/15/38	$ 24,603,892	$ 25,962,446
5.5% 10/21/39 (c)	4,000,000	4,197,084
6% 9/15/10	500	537
6.5% 12/15/23 to 12/15/32	5,751,593	6,199,004
7% 6/15/24 to 12/15/33	5,788,085	6,306,492
7.5% 3/15/22 to 8/15/28	1,696,116	1,855,923
8% 4/15/24 to 12/15/25	123,548	136,256
8.5% 8/15/29 to 11/15/31	231,499	262,009
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		44,919,751
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,263,519,584)		1,291,407,489
Asset-Backed Securities - 3.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7163% 4/25/35 (h)	1,184,452	626,965
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 0.7463% 2/25/34 (h)	126,318	116,226
Series 2005-HE2 Class M2, 0.6963% 4/25/35 (h)	170,000	148,474
Series 2005-SD1 Class A1, 0.6463% 11/25/50 (h)	13,628	12,912
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2763% 9/20/13 (h)	1,537,127	1,475,642
Series 2006-C1 Class C1, 0.7263% 10/20/14 (h)	275,008	5,500
Series 2007-A4 Class A4, 0.2763% 4/22/13 (h)	1,368,212	1,313,483
Airspeed Ltd. Series 2007-1A Class C1, 2.7434% 6/15/32 (b)(h)	4,924,690	1,969,876
ALG Student Loan Trust I Series 2006-1 Class A1, 1.0825% 10/28/18 (b)(h)	423,793	416,352
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (b)	1,880,000	1,879,887
Class A4, 3% 10/15/15 (b)	1,860,000	1,858,419
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9463% 12/25/33 (h)	77,736	55,531
Series 2004-R11 Class M1, 0.9063% 11/25/34 (h)	372,264	182,364
Series 2004-R2 Class M3, 0.7963% 4/25/34 (h)	99,821	39,936
Series 2005-R2 Class M1, 0.6963% 4/25/35 (h)	1,342,000	959,390
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6363% 3/1/34 (h)	31,145	15,832
Series 2004-W7 Class M2, 0.8463% 5/25/34 (h)	337,000	238,575
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.4063% 5/25/36 (h)	$ 1,009,000	$ 309,467
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7963% 4/25/34 (h)	5,055,000	2,676,591
Series 2004-HE6 Class A2, 0.6063% 6/25/34 (h)	270,833	151,243
Bank America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (b)	3,600,000	3,667,978
Bank of America Auto Trust Series 2009-2A Class A3, 2.13% 9/16/13 (b)	3,000,000	3,005,203
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.3234% 3/15/12 (h)	2,232,000	2,230,493
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (h)	1,493,217	1,393,649
C-BASS Trust Series 2006-CB7 Class A2, 0.3063% 10/25/36 (h)	216,513	204,981
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.2734% 5/16/11 (b)(h)	6,488,000	6,507,942
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,700,000	2,836,483
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.2534% 7/15/11 (h)	19,053	19,045
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5334% 4/15/13 (b)(h)	1,890,000	1,851,865
Capital Trust Ltd. Series 2004-1 Class A2, 0.6963% 7/20/39 (b)(h)	280,000	56,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5463% 7/25/36 (h)	742,000	24,895
Series 2007-RFC1 Class A3, 0.3863% 12/25/36 (h)	1,172,000	317,206
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4263% 5/20/17 (b)(h)	139,196	117,187
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	475,513	406,896
Chase Issuance Trust Series 2004-3 Class C, 0.7134% 6/15/12 (h)	345,000	344,723
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	114,366	101,464
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5163% 5/25/37 (h)	498,000	16,961
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	9,498,239	9,627,140
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (b)	1,168,845	117
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7463% 6/25/34 (h)	430,000	231,404
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class M4, 1.2163% 4/25/34 (h)	$ 103,878	$ 53,869
Series 2004-4 Class M2, 0.7763% 6/25/34 (h)	382,121	242,948
Series 2005-3 Class MV1, 0.6663% 8/25/35 (h)	1,278,788	1,164,751
Series 2005-AB1 Class A2, 0.4563% 8/25/35 (h)	225,927	207,681
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (b)	1,266,054	1,295,093
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	567,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,719,530
Class C, 5.074% 6/15/35 (b)	2,457,000	2,469,285
Discover Card Master Trust I Series 2007-1 Class B, 0.3434% 8/15/12 (h)	1,890,000	1,873,545
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6858% 5/28/35 (h)	25,289	14,325
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4213% 8/25/34 (h)	189,000	35,720
Series 2006-3 Class 2A3, 0.4063% 11/25/36 (h)	2,926,000	876,465
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0713% 3/25/34 (h)	12,685	4,265
Series 2006-FF12 Class A2, 0.2863% 9/25/36 (h)	127,395	122,794
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (b)	2,860,000	2,904,412
Series 2009-D:
Class A3, 2.17% 10/15/13	2,300,000	2,318,818
Class A4, 2.98% 8/15/14	2,100,000	2,108,072
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7934% 6/15/13 (h)	502,000	466,860
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9213% 2/25/34 (h)	44,293	19,869
Class M2, 0.9963% 2/25/34 (h)	74,885	58,429
Series 2005-A:
Class M3, 0.7363% 1/25/35 (h)	1,317,000	347,547
Class M4, 0.9263% 1/25/35 (h)	236,000	37,034
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0413% 9/25/30 (b)(h)	1,531,000	1,155,905
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	2,501,940	1,876,455
GE Business Loan Trust Series 2003-1 Class A, 0.6734% 4/15/31 (b)(h)	223,277	149,596
Asset-Backed Securities - continued
	Principal Amount	Value
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5134% 3/15/13 (h)	$ 3,085,000	$ 2,977,025
GSAMP Trust Series 2004-AR1 Class M1, 0.8963% 6/25/34 (h)	1,426,000	750,591
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5863% 11/25/34 (h)	10,310	7,669
Series 2005-MTR1 Class A1, 0.3863% 10/25/35 (h)	21,492	21,336
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3263% 5/25/30 (b)(h)	429,082	85,816
Series 2006-3:
Class B, 0.6463% 9/25/46 (b)(h)	402,000	64,320
Class C, 0.7963% 9/25/46 (b)(h)	992,000	109,120
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.1263% 2/25/33 (h)	261	119
Series 2003-2 Class M1, 1.5663% 8/25/33 (h)	1,117,137	544,087
Series 2003-3 Class M1, 1.5363% 8/25/33 (h)	583,371	280,248
Series 2003-5 Class A2, 0.9463% 12/25/33 (h)	21,396	8,254
Series 2003-7 Class A2, 1.0063% 3/25/34 (h)	1,077	412
Series 2004-7 Class A3, 0.6363% 1/25/35 (h)	398	236
Series 2005-5 Class 2A2, 0.4963% 11/25/35 (h)	169,581	160,030
Series 2006-1 Class 2A3, 0.4713% 4/25/36 (h)	1,656,399	1,515,801
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5363% 3/20/36 (h)	623,346	346,615
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4363% 1/25/37 (h)	805,000	232,987
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,380,000	2,382,147
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	8,840,724	8,975,484
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3763% 11/25/36 (h)	808,000	379,722
Class MV1, 0.4763% 11/25/36 (h)	656,000	64,719
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (h)	629,338	503,814
Series 2006-A Class 2A1, 0.3131% 9/27/21 (h)	124,294	123,617
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3713% 7/25/33 (h)	4,993,730	3,325,510
Series 2004-2 Class M2, 1.3263% 6/25/34 (h)	208,904	160,088
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5063% 10/25/36 (h)	292,000	9,965
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8963% 7/25/34 (h)	88,018	62,455
Series 2006-FM1 Class A2B, 0.3563% 4/25/37 (h)	1,410,894	1,027,825
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust:
Series 2006-OPT1 Class A1A, 0.5063% 6/25/35 (h)	$ 1,103,338	$ 547,155
Series 2004-HE6 Class A2, 0.5863% 8/25/34 (h)	37,283	8,246
Series 2005-HE2 Class M1, 0.6463% 1/25/35 (h)	287,000	123,964
Series 2005-NC1 Class M1, 0.6863% 1/25/35 (h)	260,000	102,214
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class A3, 0.9263% 8/25/32 (h)	22,400	4,971
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 0.3463% 4/25/37 (h)	41,864	34,706
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	4,892,500	954,038
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	37,375
Series 2006-3 Class A1, 0.2763% 9/25/19 (h)	410,167	407,118
Series 2006-4 Class A1, 0.2763% 3/25/25 (h)	479,579	469,581
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7563% 9/25/35 (h)	928,000	178,392
Series 2005-D Class M2, 0.7163% 2/25/36 (h)	193,000	16,691
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3663% 3/25/36 (h)	284,841	273,159
Ocala Funding LLC:
Series 2005-1A Class A, 1.7463% 3/20/10 (b)(h)	347,000	135,330
Series 2006-1A Class A, 1.6463% 3/20/11 (b)(h)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4963% 9/25/34 (h)	346,000	91,477
Class M4, 1.6963% 9/25/34 (h)	444,000	63,420
Series 2004-WCW2 Class M3, 0.7963% 7/25/35 (h)	260,000	47,600
Series 2005-WCH1:
Class M2, 0.7663% 1/25/35 (h)	501,000	331,584
Class M3, 0.8063% 1/25/35 (h)	311,000	161,625
Class M4, 1.0763% 1/25/35 (h)	959,000	152,774
Series 2005-WHQ2 Class M7, 1.4963% 5/25/35 (h)	1,682,000	28,208
Providian Master Note Trust Series 2006-C1A Class C1, 0.7934% 3/16/15 (b)(h)	1,401,000	1,344,866
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	542,143	429,479
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3163% 2/25/37 (h)	740,748	707,396
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0463% 4/25/33 (h)	3,323	1,451
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0413% 3/25/35 (h)	3,624,000	1,819,468
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3963% 3/20/19 (b)(h)	588,155	488,682
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (h)	$ 827,000	$ 165,400
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3963% 9/25/34 (h)	53,767	7,374
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.6063% 2/25/34 (h)	262,165	145,476
Series 2007-GEL1 Class A2, 0.4363% 1/25/37 (b)(h)	851,000	223,844
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3363% 6/25/37 (h)	1,355,558	1,054,807
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3434% 1/15/12 (h)	636,000	630,160
Class B, 0.5434% 1/15/12 (h)	553,000	538,028
Class C, 0.8434% 1/15/12 (h)	687,000	656,733
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.3434% 6/15/12 (h)	1,868,000	1,849,320
Class B, 0.4634% 6/15/12 (h)	4,350,000	4,219,500
Class C, 0.7434% 6/15/12 (h)	2,595,000	2,491,200
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.1063% 9/25/34 (h)	18,730	7,477
Series 2003-6HE Class A1, 0.7163% 11/25/33 (h)	23,702	14,023
Turquoise Card Backed Securities PLC:
Series 2006-2:
Class B, 0.3934% 10/17/11 (h)	2,226,000	2,226,000
Class C, 0.5934% 10/17/11 (h)	2,091,000	2,086,818
Series 2007-1 Class C, 0.6134% 6/15/12 (h)	2,385,000	2,281,736
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7434% 8/15/15 (b)(h)	4,550,000	4,287,465
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	4,765,000	4,962,179
Series 2007-A5A Class A5, 0.9934% 10/15/14 (b)(h)	650,000	651,240
Series 2007-C1 Class C1, 0.6434% 5/15/14 (b)(h)	2,771,000	2,725,708
Whinstone Capital Management Ltd. Series 1A Class B3, 1.4038% 10/25/44 (b)(h)	2,326,549	279,186
TOTAL ASSET-BACKED SECURITIES (Cost $156,729,718)		135,372,271
Collateralized Mortgage Obligations - 2.6%
	Principal Amount	Value
Private Sponsor - 1.8%
Arkle Master Issuer PLC floater Series 2006-2A:
Class 2B, 0.56% 2/17/52 (b)(h)	$ 1,531,000	$ 1,513,669
Class 2M, 0.64% 2/17/52 (b)(h)	1,041,000	1,021,086
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.94% 4/12/56 (b)(h)	928,616	603,601
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8769% 4/10/49 (h)	865,000	287,166
Class C, 5.8769% 4/10/49 (h)	2,315,000	653,669
Class D, 5.8769% 4/10/49 (h)	1,160,000	301,308
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.2037% 12/25/33 (h)	30,704	23,571
Series 2004-B Class 1A1, 4.6867% 3/25/34 (h)	48,151	37,070
Series 2005-E Class 2A7, 4.6091% 6/25/35 (h)	3,890,000	2,007,770
Series 2005-H Class 2A2, 4.7967% 9/25/35 (h)	771,708	329,229
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (b)(h)(i)	32,284,696	2,243,786
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5263% 1/25/35 (h)	3,392,224	2,654,663
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.5949% 2/25/37 (h)	791,276	695,010
Series 2007-A2 Class 2A1, 4.7771% 7/25/37 (h)	1,359,282	1,232,984
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6463% 5/25/33 (h)	29,236	28,230
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7263% 6/25/35 (h)	959,000	43,720
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR8 Class 8A2, 1.0063% 9/25/34 (h)	12,983	8,714
Series 2007-AR7 Class 2A1, 3.934% 11/25/34 (h)	1,633,873	1,269,090
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.4063% 3/25/37 (h)	2,233,000	801,101
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3363% 9/19/36 (h)	254,594	239,584
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (h)	33,792	16,568
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.67% 10/18/54 (b)(h)	1,858,000	1,572,240
Class C2, 0.98% 10/18/54 (b)(h)	623,000	404,950
Class M2, 0.76% 10/18/54 (b)(h)	1,068,000	694,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.895% 11/20/56 (b)(h)	$ 1,594,000	$ 1,058,846
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.98% 10/11/41 (b)(h)	2,024,000	1,619,200
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8463% 12/20/54 (b)(h)	7,007,000	1,401,400
Series 2006-2 Class C1, 0.7163% 12/20/54 (h)	11,874,000	2,374,800
Series 2006-3 Class C2, 0.7463% 12/20/54 (h)	730,000	153,300
Series 2006-4:
Class B1, 0.3363% 12/20/54 (h)	1,954,000	859,760
Class C1, 0.6263% 12/20/54 (h)	1,195,000	239,000
Class M1, 0.4163% 12/20/54 (h)	515,000	162,225
Series 2007-1:
Class 1C1, 0.5463% 12/20/54 (h)	1,207,000	253,470
Class 1M1, 0.3963% 12/20/54 (h)	785,000	266,900
Class 2C1, 0.6763% 12/20/54 (h)	2,126,000	446,460
Class 2M1, 0.4963% 12/20/54 (h)	4,428,000	1,505,520
Series 2007-2 Class 2C1, 0.6725% 12/17/54 (h)	1,397,000	279,400
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.41% 1/20/44 (h)	2,564,032	1,135,442
Class 1C, 2.96% 1/20/44 (h)	279,947	79,724
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.82% 4/25/35 (h)	2,266,116	1,788,553
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4663% 5/19/35 (h)	267,862	142,168
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 0.8994% 7/15/40 (b)(h)	396,000	379,724
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 0.9863% 3/25/35 (h)	150,943	50,568
Series 2005-1 Class M4, 0.9963% 4/25/35 (h)	13,750	1,528
Series 2005-3 Class A1, 0.4863% 8/25/35 (h)	374,040	174,706
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6363% 9/26/45 (b)(h)	278,243	129,159
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.5163% 2/25/35 (h)	21,551	12,874
Series 2007-3 Class 22A2, 0.4563% 5/25/47 (h)	927,000	355,809
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4163% 2/25/37 (h)	1,107,851	585,798
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4134% 6/15/22 (b)(h)	128,000	73,881
Class C, 0.4334% 6/15/22 (b)(h)	828,000	347,760
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.4434% 6/15/22 (b)(h)	$ 318,000	$ 89,040
Class E, 0.4534% 6/15/22 (b)(h)	509,000	111,980
Class F, 0.4834% 6/15/22 (b)(h)	919,000	183,800
Class G, 0.5534% 6/15/22 (b)(h)	191,000	30,560
Class H, 0.5734% 6/15/22 (b)(h)	382,000	53,480
Class J, 0.6134% 6/15/22 (b)(h)	446,000	53,520
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	8,450,000	8,232,662
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5363% 7/25/35 (h)	4,559,666	3,174,180
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5463% 3/25/37 (h)	1,589,000	75,017
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (h)	1,334,000	1,152,648
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 0.9094% 7/17/42 (h)	338,000	310,960
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.1501% 10/25/35 (h)	2,991,332	2,341,441
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.5994% 7/10/35 (b)(h)	785,432	392,716
Series 2004-A:
Class B4, 1.4494% 2/10/36 (b)(h)	488,410	231,995
Class B5, 1.9494% 2/10/36 (b)(h)	325,607	143,234
Series 2004-B:
Class B4, 1.3494% 2/10/36 (b)(h)	212,211	79,452
Class B5, 1.7994% 2/10/36 (b)(h)	155,276	51,800
Series 2004-C:
Class B4, 1.1994% 9/10/36 (b)(h)	287,367	124,344
Class B5, 1.5994% 9/10/36 (b)(h)	322,367	140,487
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	901,485	799,846
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6963% 6/25/33 (b)(h)	178,243	126,685
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	3,815,986
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (h)	30,089	20,243
Series 2004-7 Class A3B, 1.535% 7/20/34 (h)	19,258	12,271
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 0.6463% 9/25/33 (b)(h)	53,654	25,907
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4656% 9/25/36 (h)	$ 2,128,000	$ 986,488
WaMu Mortgage pass-thru certificates floater Series 2006-AR11 Class C1B1, 0.3263% 9/25/46 (h)	35,778	35,039
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 3.9353% 7/25/35 (h)	2,825,000	2,449,230
Class 2A6, 3.9353% 7/25/35 (h)	2,585,542	2,322,176
Series 2005-AR3 Class 2A1, 3.6287% 3/25/35 (h)	1,351,493	1,181,330
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (h)	18,089,604	15,030,138
TOTAL PRIVATE SPONSOR		78,339,609
U.S. Government Agency - 0.8%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	7,484,163	8,094,654
Series 1999-57 Class PH, 6.5% 12/25/29	5,597,312	6,040,404
Series 2006-45 Class OP, 6/25/36 (j)	2,910,791	2,458,518
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 0.4963% 10/25/35 (h)	8,956,731	8,849,345
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2004-3 Class BA, 4% 7/25/17	230,921	239,788
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (j)	3,109,876	2,537,648
Series 2731 Class PU, 4.5% 5/15/26	3,341,177	3,403,035
Series 2885 Class PC, 4.5% 3/15/18	4,592,225	4,789,467
TOTAL U.S. GOVERNMENT AGENCY		36,412,859
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,662,662)		114,752,468
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.556% 2/14/43 (h)(i)	20,116,437	791,204
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (h)	5,450,000	4,814,954
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,464,419
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-5:
Class A3, 5.39% 9/10/47	$ 3,670,000	$ 3,556,704
Series 2007-3 Class A3, 5.8373% 6/10/49 (h)	8,000,000	7,305,498
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7134% 3/15/22 (b)(h)	400,000	200,000
Class G, 0.7734% 3/15/22 (b)(h)	259,000	116,550
Series 2006-BIX1:
Class F, 0.5534% 10/15/19 (b)(h)	1,030,000	515,000
Class G, 0.5734% 10/15/19 (b)(h)	702,000	315,900
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0963% 12/25/33 (b)(h)	58,369	29,185
Series 2004-1:
Class A, 0.6063% 4/25/34 (b)(h)	818,278	593,252
Class B, 2.1463% 4/25/34 (b)(h)	91,006	39,133
Class M1, 0.8063% 4/25/34 (b)(h)	73,845	43,569
Class M2, 1.4463% 4/25/34 (b)(h)	66,305	33,152
Series 2004-2:
Class A, 0.6763% 8/25/34 (b)(h)	1,629,859	1,150,029
Class M1, 0.8263% 8/25/34 (b)(h)	139,338	70,366
Series 2004-3:
Class A1, 0.6163% 1/25/35 (b)(h)	1,287,127	862,375
Class A2, 0.6663% 1/25/35 (b)(h)	410,675	256,672
Class M1, 0.7463% 1/25/35 (b)(h)	472,016	239,156
Class M2, 1.2463% 1/25/35 (b)(h)	300,122	135,055
Series 2005-2A:
Class A1, 0.5563% 8/25/35 (b)(h)	938,544	629,482
Class M1, 0.6763% 8/25/35 (b)(h)	69,448	31,898
Class M2, 0.7263% 8/25/35 (b)(h)	115,086	49,153
Class M3, 0.7463% 8/25/35 (b)(h)	63,496	25,189
Class M4, 0.8563% 8/25/35 (b)(h)	58,535	21,441
Series 2005-3A:
Class A1, 0.5663% 11/25/35 (b)(h)	517,928	356,749
Class A2, 0.6463% 11/25/35 (b)(h)	336,056	201,634
Class M2, 0.7363% 11/25/35 (b)(h)	73,292	31,442
Class M3, 0.7563% 11/25/35 (b)(h)	65,691	26,237
Class M4, 0.8463% 11/25/35 (b)(h)	81,978	30,627
Series 2005-4A:
Class A2, 0.6363% 1/25/36 (b)(h)	1,204,424	710,610
Class B1, 1.6463% 1/25/36 (b)(h)	98,069	26,479
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M1, 0.6963% 1/25/36 (b)(h)	$ 388,751	$ 182,713
Class M2, 0.7163% 1/25/36 (b)(h)	116,273	51,160
Class M3, 0.7463% 1/25/36 (b)(h)	170,299	68,120
Class M4, 0.8563% 1/25/36 (b)(h)	88,673	31,922
Class M5, 0.8963% 1/25/36 (b)(h)	88,673	29,262
Class M6, 0.9463% 1/25/36 (b)(h)	94,545	27,418
Series 2006-1:
Class A2, 0.6063% 4/25/36 (b)(h)	182,785	107,094
Class M6, 0.8863% 4/25/36 (b)(h)	61,526	19,510
Series 2006-2A:
Class A1, 0.4763% 7/25/36 (b)(h)	1,829,503	1,232,170
Class A2, 0.5263% 7/25/36 (b)(h)	164,866	97,386
Class B3, 2.9463% 7/25/36 (b)(h)	88,184	22,699
Class M1, 0.5563% 7/25/36 (b)(h)	173,173	71,954
Class M2, 0.5763% 7/25/36 (b)(h)	122,052	47,454
Class M3, 0.5963% 7/25/36 (b)(h)	95,852	35,283
Class M4, 0.6663% 7/25/36 (b)(h)	64,541	22,634
Class M5, 0.7163% 7/25/36 (b)(h)	79,238	26,378
Class M6, 0.7863% 7/25/36 (b)(h)	125,886	39,478
Series 2006-3A:
Class B1, 1.0463% 10/25/36 (b)(h)	102,059	15,819
Class B3, 2.8463% 10/25/36 (b)(h)	120,084	15,611
Class M4, 0.6763% 10/25/36 (b)(h)	113,073	27,703
Class M5, 0.7263% 10/25/36 (b)(h)	143,177	31,499
Class M6, 0.8063% 10/25/36 (b)(h)	279,746	51,753
Series 2006-4A:
Class A1, 0.4763% 12/25/36 (b)(h)	1,040,409	702,380
Class A2, 0.5163% 12/25/36 (b)(h)	2,320,520	1,102,711
Class B1, 0.9463% 12/25/36 (b)(h)	76,501	17,021
Class B3, 2.6963% 12/25/36 (b)(h)	132,947	23,651
Class M1, 0.5363% 12/25/36 (b)(h)	167,573	57,310
Class M2, 0.5563% 12/25/36 (b)(h)	106,372	33,880
Class M3, 0.5863% 12/25/36 (b)(h)	107,830	32,446
Class M4, 0.6463% 12/25/36 (b)(h)	128,958	36,624
Class M5, 0.6863% 12/25/36 (b)(h)	118,758	31,744
Class M6, 0.7663% 12/25/36 (b)(h)	106,372	26,359
Series 2007-1:
Class A2, 0.5163% 3/25/37 (b)(h)	440,536	215,863
Class B1, 0.9163% 3/25/37 (b)(h)	136,138	24,505
Class B2, 1.3963% 3/25/37 (b)(h)	98,662	14,799
Class B3, 3.5963% 3/25/37 (b)(h)	280,689	33,683
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class M1, 0.5163% 3/25/37 (b)(h)	$ 118,547	$ 45,048
Class M2, 0.5363% 3/25/37 (b)(h)	88,719	28,390
Class M3, 0.5663% 3/25/37 (b)(h)	78,776	23,633
Class M5, 0.6663% 3/25/37 (b)(h)	98,662	23,679
Class M6, 0.7463% 3/25/37 (b)(h)	138,432	29,763
Series 2007-2A:
Class A1, 0.5163% 7/25/37 (b)(h)	1,597,486	926,542
Class A2, 0.5663% 7/25/37 (b)(h)	1,496,466	673,410
Class B1, 1.8463% 7/25/37 (b)(h)	443,461	64,302
Class B2, 2.4963% 7/25/37 (b)(h)	386,102	52,124
Class B3, 3.5963% 7/25/37 (b)(h)	431,475	56,092
Class M1, 0.6163% 7/25/37 (b)(h)	500,820	165,270
Class M2, 0.6563% 7/25/37 (b)(h)	192,623	55,861
Class M3, 0.7363% 7/25/37 (b)(h)	192,623	46,230
Class M4, 0.8963% 7/25/37 (b)(h)	551,330	110,266
Class M5, 0.9963% 7/25/37 (b)(h)	487,978	87,836
Class M6, 1.2463% 7/25/37 (b)(h)	614,681	92,202
Series 2007-3:
Class A2, 0.5363% 7/25/37 (b)(h)	646,120	313,820
Class B1, 1.1963% 7/25/37 (b)(h)	385,173	75,609
Class B2, 1.8463% 7/25/37 (b)(h)	1,003,360	169,668
Class B3, 4.2463% 7/25/37 (b)(h)	513,809	75,170
Class M1, 0.5563% 7/25/37 (b)(h)	338,129	125,040
Class M2, 0.5863% 7/25/37 (b)(h)	358,710	122,966
Class M3, 0.6163% 7/25/37 (b)(h)	587,315	189,057
Class M4, 0.7463% 7/25/37 (b)(h)	921,033	264,244
Class M5, 0.8463% 7/25/37 (b)(h)	462,354	112,167
Class M6, 1.0463% 7/25/37 (b)(h)	349,155	79,956
Series 2007-4A:
Class B1, 2.7963% 9/25/37 (b)(h)	137,327	15,106
Class B2, 3.6963% 9/25/37 (b)(h)	519,186	51,919
Class M1, 1.1963% 9/25/37 (b)(h)	132,011	30,363
Class M2, 1.2963% 9/25/37 (b)(h)	132,011	25,082
Class M4, 1.8463% 9/25/37 (b)(h)	349,077	52,362
Class M5, 1.9963% 9/25/37 (b)(h)	349,077	45,380
Class M6, 2.1963% 9/25/37 (b)(h)	349,963	41,996
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6834% 3/15/19 (b)(h)	524,000	251,993
Class H, 0.8934% 3/15/19 (b)(h)	352,000	151,593
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class J, 1.0934% 3/15/19 (b)(h)	$ 265,000	$ 100,798
Series 2007-BBA8:
Class D, 0.4934% 3/15/22 (b)(h)	271,000	135,505
Class E, 0.5434% 3/15/22 (b)(h)	1,409,000	662,241
Class F, 0.5934% 3/15/22 (b)(h)	864,000	371,500
Class G, 0.6434% 3/15/22 (b)(h)	222,000	88,796
Class H, 0.7934% 3/15/22 (b)(h)	271,000	97,555
Class J, 0.9434% 3/15/22 (b)(h)	271,000	75,877
sequential payer:
Series 2005-PWR9 Class A2, 4.735% 9/11/42	5,440,000	5,468,753
Series 2007 PW17 Class A4, 5.694% 6/11/50	9,510,000	8,391,961
Series 2007-PW18 Class A2, 5.613% 6/11/50	7,150,000	7,144,590
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,312,662
C-BASS Trust floater Series 2006-SC1 Class A, 0.5163% 5/25/36 (b)(h)	672,109	373,953
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,694,130
Class F, 7.734% 1/15/32	920,000	916,864
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(h)	2,080,000	2,183,185
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5734% 11/15/36 (b)(h)	289,000	95,370
Class H, 0.6134% 11/15/36 (b)(h)	231,000	69,300
Series 2007-C6 Class A2, 5.888% 12/10/49 (h)	870,000	875,960
Series 2007-FL3A Class A2, 0.3834% 4/15/22 (b)(h)	3,890,000	2,334,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5534% 4/15/17 (b)(h)	618,000	329,876
Class E, 0.6134% 4/15/17 (b)(h)	197,000	96,544
Class F, 0.6534% 4/15/17 (b)(h)	112,000	51,686
Class G, 0.7934% 4/15/17 (b)(h)	112,000	48,016
Class H, 0.8634% 4/15/17 (b)(h)	112,000	47,040
Class J, 1.0934% 4/15/17 (b)(h)	86,000	35,260
Series 2005-FL11:
Class F, 0.6934% 11/15/17 (b)(h)	249,535	137,244
Class G, 0.7434% 11/15/17 (b)(h)	173,231	90,080
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	$ 20,000,000	$ 19,411,210
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (h)	250,191	256,047
Series 1997-C2 Class D, 7.27% 1/17/35	3,219,147	3,351,487
Series 1998-C1 Class D, 7.17% 5/17/40	4,903,327	5,051,115
Series 1999-C1 Class E, 8.3753% 9/15/41 (h)	5,030,000	5,018,860
Series 2003-C3 Class ASP, 1.8723% 5/15/38 (b)(h)(i)	36,024,744	416,291
Series 2004-C1 Class ASP, 1.1296% 1/15/37 (b)(h)(i)	26,418,347	338,126
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 0.3934% 2/15/22 (b)(h)	4,655,000	2,793,000
Series 2007-TFL1:
Class C:
0.4134% 2/15/22 (b)(h)	1,212,000	606,000
0.5134% 2/15/22 (b)(h)	433,000	151,550
Class F, 0.5634% 2/15/22 (b)(h)	866,000	277,120
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,644,766
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,160,000	4,810,358
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 5.9879% 2/16/24 (h)	467,101	472,985
Series 2002-35 Class C, 5.8612% 10/16/23 (h)	26,320	26,545
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (h)	3,483,033	3,503,320
Series 2004-C3 Class X2, 0.7896% 12/10/41 (h)(i)	3,698,134	43,620
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4431% 11/5/21 (b)(h)	4,685,000	2,236,580
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	3,016,807
Series 2003-C1 Class XP, 2.2423% 7/5/35 (b)(h)(i)	17,236,791	235,117
Series 2006-GG7 Class A4, 6.116% 7/10/38 (h)	7,500,000	6,861,744
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.4931% 6/6/20 (b)(h)	545,000	403,300
Class D, 0.5331% 6/6/20 (b)(h)	1,495,000	807,300
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II floater Series 2006-FL8A: - continued
Class E, 0.6231% 6/6/20 (b)(h)	$ 2,978,000	$ 1,548,560
Class F, 0.6931% 6/6/20 (b)(h)	543,000	249,780
Series 2007-EOP:
Class D, 0.6238% 3/6/20 (b)(h)	4,485,000	3,453,450
Class H, 0.9038% 3/6/20 (b)(h)	480,000	350,400
Class J, 1.1038% 3/6/20 (b)(h)	690,000	489,900
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A2, 5.479% 11/10/39	2,663,000	2,650,767
Class A4, 5.56% 11/10/39 (h)	22,946,000	20,166,081
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0652% 4/15/45 (h)	5,200,000	4,835,814
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4734% 11/15/18 (b)(h)	141,236	67,788
Class E, 0.5234% 11/15/18 (b)(h)	212,508	97,925
Class F, 0.5734% 11/15/18 (b)(h)	319,089	143,981
Class G, 0.6034% 11/15/18 (b)(h)	277,241	119,785
Class H, 0.7434% 11/15/18 (b)(h)	212,508	81,639
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,668,443	3,684,144
Series 2006-CB14 Class A3B, 5.6697% 12/12/44 (h)	2,375,000	2,324,178
Series 2006-CB17 Class A4, 5.429% 12/12/43	22,221,000	20,548,023
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,034,889
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	6,086,933
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class B, 6.93% 6/15/31	1,249,891	1,248,845
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	1,442,203	1,473,601
Series 2005-C3 Class A2, 4.553% 7/15/30	2,768,517	2,796,397
Series 2007-C1 Class A4, 5.424% 2/15/40	4,410,000	3,698,352
Series 2006-C3 Class A3 5.689% 3/15/32	10,900,000	10,578,187
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	4,012,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5834% 9/15/21 (b)(h)	743,007	179,521
Class G, 0.6034% 9/15/21 (b)(h)	1,468,167	237,736
Class H, 0.6434% 9/15/21 (b)(h)	378,549	53,408
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 4,880,000	$ 4,901,418
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,778,429	3,783,496
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,293,182
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	317,585
floater:
Series 2007-XCLA Class A1, 0.444% 7/17/17 (b)(h)	1,733,818	433,454
Series 2007-XLCA Class B, 0.7439% 7/17/17 (b)(h)	1,013,536	60,812
Series 2007-XLFA:
Class D, 0.434% 10/15/20 (b)(h)	434,000	104,160
Class E, 0.494% 10/15/20 (b)(h)	542,000	92,140
Class F, 0.544% 10/15/20 (b)(h)	326,000	45,640
Class G, 0.584% 10/15/20 (b)(h)	402,000	32,160
Class H, 0.674% 10/15/20 (b)(h)	253,000	12,650
Class J, 0.824% 10/15/20 (b)(h)	289,000	11,560
Class MHRO, 0.934% 10/15/20 (b)(h)	106,111	12,733
Class NHRO, 1.134% 10/15/20 (b)(h)	164,867	18,135
sequential payer:
Series 2006-HQ10 Class A4, 5.328% 11/12/41	3,030,000	2,755,500
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	8,435,000	7,925,986
Series 2007-IQ16 Class A4, 5.809% 12/12/49	9,390,000	8,036,601
Series 2007-T27 Class A4, 5.804% 6/11/42	7,464,000	7,043,650
Series 2006-HQ8 Class A3, 5.611% 3/12/16 (h)	5,075,000	4,953,795
Series 2006-T23 Class A3, 5.9807% 8/12/41 (h)	2,485,000	2,351,093
Series 2007-HQ12 Class A4, 5.8105% 4/12/49 (h)	4,350,000	3,527,300
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	1,756,738
Class B, 5.914% 4/15/49	3,845,000	961,250
Series 2007-XLC1:
Class C, 0.8439% 7/17/17 (b)(h)	1,383,615	83,017
Class D, 0.9439% 7/17/17 (b)(h)	650,728	39,044
Class E, 1.0439% 7/17/17 (b)(h)	529,307	31,758
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5251% 3/12/35 (b)(h)(i)	25,629,806	461,808
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7475% 3/24/18 (b)(h)	45,470	41,833
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (b)	4,300,000	4,584,562
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4434% 1/15/18 (b)(h)	$ 829,000	$ 567,688
Series 2006-WL7A:
Class E, 0.5234% 9/15/21 (b)(h)	906,000	348,545
Class F, 0.5834% 8/11/18 (b)(h)	1,220,000	429,781
Class G, 0.6034% 8/11/18 (b)(h)	1,156,000	379,342
Class J, 0.8434% 8/11/18 (b)(h)	257,000	46,924
Series 2007-WHL8:
Class AP1, 0.9434% 6/15/20 (b)(h)	57,512	11,502
Class AP2, 1.0434% 6/15/20 (b)(h)	99,420	14,913
Class F, 0.7234% 6/15/20 (b)(h)	1,931,000	135,170
Class LXR2, 1.0434% 6/15/20 (b)(h)	1,315,775	131,578
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	6,953,763
Series 2007-C32 Class A3, 5.9289% 6/15/49 (h)	5,370,000	4,269,867
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	2,701,061
Series 2007-C31 Class C, 5.883% 4/15/47 (h)	4,335,000	760,950
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	969,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $342,544,010)		307,523,283
Municipal Securities - 0.4%

California Gen. Oblig.:
7.5% 4/1/34	6,318,000	6,938,301
7.55% 4/1/39	10,097,000	11,222,513
TOTAL MUNICIPAL SECURITIES (Cost $16,598,171)		18,160,814
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	3,890,000	3,792,672
Ontario Province 4.1% 6/16/14	4,985,000	5,270,466
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,784,649)		9,063,138
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $3,361,000)	$ 3,361,000	$ 3,143,654
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Government Obligations) # (Cost $217,911,000)	217,911,433	217,911,000
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $4,836,311,880)		4,827,648,637
NET OTHER ASSETS - (9.7)%		(428,420,707)
NET ASSETS - 100%		4,399,227,930
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (f)	Oct. 2034	$ 298,133	(236,688)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	299,894	(283,197)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (g)

	Sept. 2037	$ 14,380,488	$ (13,805,269)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (g)	Sept. 2037	4,026,537	(3,865,475)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (g)	Sept. 2037	11,504,391	(11,044,215)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (g)	Sept. 2037	2,396,748	(2,300,878)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (g)	Sept. 2037	13,038,309	(12,516,777)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (g)	Sept. 2037	4,410,016	(4,233,616)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (g)	Sept. 2037	7,286,114	(6,994,669)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (f)

	August 2034	$ 228,864	$ (171,141)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (f)	Oct. 2034	278,095	(205,224)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (f)	April 2032	90,346	(53,030)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34 (Rating-Baa3) (f)	March 2034	10,248	(974)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (f)	Feb. 2034	1,270	(1,169)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10 (Rating-A3) (f)	Sept. 2010	3,700,000	(36,065)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (f)	March 2013	6,500,000	(1,287,224)
TOTAL CREDIT DEFAULT SWAPS		68,449,453	(57,035,611)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.9475% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	$ 200,000,000	$ 1,645,040
Receive semi-annually a fixed rate equal to 2.333% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2012	40,000,000	675,828
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	40,000,000	292,812
Receive semi-annually a fixed rate equal to 3.67% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2019	40,000,000	820,488
TOTAL INTEREST RATE SWAPS		320,000,000	3,434,168
		$ 388,449,453	$ (53,601,443)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $358,720,636 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $59,457,225.

(f) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$217,911,000 due 10/01/09 at 0.07%
BNP Paribas Securities Corp.	$ 83,700,830
Banc of America Securities LLC	9,300,092
Barclays Capital, Inc.	32,085,318
Societe Generale, New York Branch	9,123,930
UBS Securities LLC	74,400,738
Wachovia Capital Markets LLC	9,300,092
$ 217,911,000
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,420,309,561	$ -	$ 1,420,309,561	$ -
U.S. Government and Government Agency Obligations	1,310,004,959	-	1,310,004,959	-
U.S. Government Agency - Mortgage Securities	1,291,407,489	-	1,291,407,489	-
Asset-Backed Securities	135,372,271	-	121,920,317	13,451,954
Collateralized Mortgage Obligations	114,752,468	-	100,032,154	14,720,314
Commercial Mortgage Securities	307,523,283	-	287,210,681	20,312,602
Municipal Securities	18,160,814	-	18,160,814	-
Foreign Government and Government Agency Obligations	9,063,138	-	9,063,138	-
Preferred Securities	3,143,654	-	3,143,654	-
Cash Equivalents	217,911,000	-	217,911,000	-
Total Investments in Securities:	$ 4,827,648,637	$ -	$ 4,779,163,767	$ 48,484,870
Derivative Instruments:
Assets
Swap Agreements	$ 3,434,168	$ -	$ 3,434,168	$ -
Liabilities
Swap Agreements	$ (57,035,611)	$ -	$ (56,255,329)	$ (780,282)
Total Derivative Instruments:	$ (53,601,443)	$ -	$ (52,821,161)	$ (780,282)
Other Financial Instruments:
Forward Commitments	$ (510,289)	$ -	$ (510,289)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 8,021,351
Total Realized Gain (Loss)	(3,904,437)
Total Unrealized Gain (Loss)	(5,545,396)
Cost of Purchases	-
Proceeds of Sales	(6,584,485)
Amortization/Accretion	206,484
Transfers in/out of Level 3	21,258,437
Ending Balance	$ 13,451,954
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (9,155,590)
Collateralized Mortgage Obligations
Beginning Balance	$ -
Total Realized Gain (Loss)	3,576
Total Unrealized Gain (Loss)	(12,523,363)
Cost of Purchases	-
Proceeds of Sales	(970,884)
Amortization/Accretion	(749,214)
Transfers in/out of Level 3	28,960,199
Ending Balance	$ 14,720,314
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (12,523,363)
Commercial Mortgage Securities
Beginning Balance	$ 11,247,582
Total Realized Gain (Loss)	492,192
Total Unrealized Gain (Loss)	(16,445,397)
Cost of Purchases	10,052
Proceeds of Sales	(4,203,234)
Amortization/Accretion	(71,583)
Transfers in/out of Level 3	29,282,990
Ending Balance	$ 20,312,602
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (14,687,107)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (41,455,409)
Total Unrealized Gain (Loss)	41,032,463
Transfers in/out of Level 3	(357,336)
Ending Balance	$ (780,282)
Realized gain (loss) on Swap Agreements for the period	$ (44,201,372)
The change in unrealized gain (loss) attributable to Level 3 Swap Agreements at September 30, 2009	$ 104,503

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (57,035,611)
Interest Rate Risk
Swap Agreements (a)	3,434,168	-
Total Value of Derivatives	$ 3,434,168	$ (57,035,611)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $217,911,000) - See accompanying schedule: Unaffiliated issuers (cost $4,836,311,880)		$ 4,827,648,637
Commitment to sell securities on a delayed delivery basis	$ (266,877,057)
Receivable for securities sold on a delayed delivery basis	266,366,768	(510,289)
Receivable for investments sold, regular delivery		59,399,849
Cash		29,921,335
Receivable for swap agreements		9,939
Receivable for fund shares sold		881,022
Interest receivable		36,961,946
Unrealized appreciation on swap agreements		3,434,168
Total assets		4,957,746,607

Liabilities
Payable for investments purchased Regular delivery	$ 112,850,279
Delayed delivery	386,911,387
Payable for swap agreements	1,522,277
Payable for fund shares redeemed	174,797
Distributions payable	168
Unrealized depreciation on swap agreements	57,035,611
Other payables and accrued expenses	24,158
Total liabilities		558,518,677

Net Assets		$ 4,399,227,930
Net Assets consist of:
Paid in capital		$ 4,454,317,171
Net unrealized appreciation (depreciation) on investments		(55,089,241)
Net Assets, for 46,507,585 shares outstanding		$ 4,399,227,930
Net Asset Value, offering price and redemption price per share ($4,399,227,930 ÷ 46,507,585 shares)		$ 94.59

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2009

Investment Income
Dividends		$ 330,817
Interest		195,550,649
Total income		195,881,466

Expenses
Custodian fees and expenses	$ 123,778
Independent directors' compensation	13,759
Interest expense on swap agreements	454,603
Miscellaneous	62
Total expenses before reductions	592,202
Expense reductions	(25,021)	567,181
Net investment income		195,314,285
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,128,265)
Swap agreements	(37,410,440)
Total net realized gain (loss)		(100,538,705)
Change in net unrealized appreciation (depreciation) on: Investment securities	261,611,195
Swap agreements	45,794,031
Delayed delivery commitments	(1,974,821)
Total change in net unrealized appreciation (depreciation)		305,430,405
Net gain (loss)		204,891,700
Net increase (decrease) in net assets resulting from operations		$ 400,205,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 195,314,285	$ 276,577,466
Net realized gain (loss)	(100,538,705)	(121,973,820)
Change in net unrealized appreciation (depreciation)	305,430,405	(259,380,278)
Net increase (decrease) in net assets resulting from operations	400,205,985	(104,776,632)
Distributions to partners from net investment income	(193,655,125)	(256,660,318)
Affiliated share transactions Proceeds from sales of shares	590,718,699	34,630,577
Reinvestment of distributions	193,652,876	256,165,220
Cost of shares redeemed	(631,126,264)	(1,382,277,549)
Net increase (decrease) in net assets resulting from share transactions	153,245,311	(1,091,481,752)
Total increase (decrease) in net assets	359,796,171	(1,452,918,702)

Net Assets
Beginning of period	4,039,431,759	5,492,350,461
End of period	$ 4,399,227,930	$ 4,039,431,759
Other Information Shares
Sold	6,556,379	362,726
Issued in reinvestment of distributions	2,211,655	2,707,852
Redeemed	(7,247,186)	(14,786,899)
Net increase (decrease)	1,520,848	(11,716,321)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2009

2008

2007

2006

2005 F

Selected Per-Share Data
Net asset value, beginning of period	$ 89.79	$ 96.86	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	4.670	5.231	5.447	5.116	3.761
Net realized and unrealized gain (loss)	4.770	(7.461)	(1.938)	(.783)	(1.387)
Total from investment operations	9.440	(2.230)	3.509	4.333	2.374
Distributions to partners from net investment income	(4.640)	(4.840)	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 94.59	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	11.07%	(2.44)%	3.63%	4.54%	2.40%
Ratios to Average Net Assets G
Expenses before reductions	.02%	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	.02%	-% E	-% E	.01%	.01% A
Expenses net of all reductions	.02%	-% E	-% E	.01%	.01% A
Net investment income	5.32%	5.51%	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,399,228	$ 4,039,432	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate	177%	229%	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 17, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2009

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, November 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of September 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and government agency obligations, municipal

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

securities and preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 160,432,666
Unrealized depreciation	(162,368,613)
Net unrealized appreciation (depreciation)	$ (1,935,947)

Cost for federal income tax purposes	$ 4,829,584,584

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

Risks of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $68,449,453 representing 1.56% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(57,035,611). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $59,457,225. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $68,449,453 less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

During the period, the Fund accrued and paid interest on balances owed to Lehman Brothers Special Financing, Inc. for terminated swap agreements. The amount is included in interest expense in the accompanying Statement of Operations.

Annual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ (52,039,440)	$ 42,359,863
Interest Rate Risk
Swap Agreements	14,629,000	3,434,168
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ (37,410,440)	$ 45,794,031

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $(37,410,440) for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $45,794,031 for swap agreements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $665,873,092 and $975,222,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

Notes to Financial Statements - continued

7. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $10,557.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $13,759.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,262.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of certain issuers of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from December 17, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 188 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Abigail P. Johnson (47)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC, or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (67)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President. Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Arthur E. Johnson (62)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Previously, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009), and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (55)

Year of Election or Appointment: 2009

Mr. Kenneally also serves as Trustee (2009-present) or Member of the Advisory Board (2008-present) of other Fidelity Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2007

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (70)

Year of Election or Appointment: 2007

Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation, and as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (2004-2009).

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer, Mr. Curvey, and Ms. Johnson, may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (53)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (55)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Group (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (47)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds, Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009), and as Vice President of Business Analysis (2003-2004).

Bryan A. Mehrmann (48)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Company, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (62)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tactical Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On May 21, 2009, the Board voted to continue the fund's Advisory Contracts for four months, through September 30, 2009, in connection with the reorganization of Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board would consider their renewal in September 2009.

At its September 2009 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the lack of compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to the recent financial crisis, Fidelity took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board specifically noted Fidelity's response to the 2008 credit market crisis. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability, and the extent to which current market conditions have affected retention and recruitment; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2009, Fidelity Central Investments Portfolio II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tactical Income Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$152,000	$-	$8,500	$-

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$185,000	$-	$8,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2009A	September 30, 2008A
Audit-Related Fees	$1,020,000	$410,000
Tax Fees	$2,000	$-
All Other Fees	$405,000	$280,000B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2009 A	September 30, 2008 A
Deloitte Entities	$1,545,000	$890,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolio II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 25, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 25, 2009